Significant accounting policies - Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Option Plan A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Stock Option Plan C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Tranche 1 | Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Vesting percentage	50.00%
Tranche 2 | Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting percentage	50.00%
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year